Subsequent Events (Detail Textuals) (Subsequent Event, USD $)	Aug. 14, 2012	Jul. 31, 2012	Jul. 23, 2012
Subsequent Event
Subsequent Event [Line Items]
Term note payable		4 years
Note payable to the Federal Communications Commission ("FCC")		$ 45,000
Deposit payable	5,000
Result of two forfeiture orders issued by the FCC each released assessing fines of			$ 25,000